Share-based payments - Additional Information (Detail) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	£ 42	£ 37	£ 35
Business combinations [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	£ 2	£ 3	£ 3
Worldwide Save for Shares Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	3 years
Stock option percentage of market price	80.00%
Employee Stock Purchase Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
length of share-based plans	6 months
Option expiration period	6 months
Percentage of market price considering in share-based plans	85.00%
Long-term incentive plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years
Long-term incentive plan [member] | Bottom of range [member] | Restricted shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years	3 years
Long-term incentive plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years	5 years	5 years
Long-term incentive plan [member] | Top of range [member] | Restricted shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years	5 years	5 years
Long-Term Incentive Plan and the Management Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in a share-based payment arrangement | shares	36	23